SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - ConnectM Before Business Combination	Dec. 31, 2023
Minimum
PROPERTY AND EQUIPMENT
Estimated useful lives	7 years
Maximum
PROPERTY AND EQUIPMENT
Estimated useful lives	40 years
Furniture and fixtures
PROPERTY AND EQUIPMENT
Estimated useful lives	7 years
Machinery and equipment
PROPERTY AND EQUIPMENT
Estimated useful lives	7 years
Vehicles
PROPERTY AND EQUIPMENT
Estimated useful lives	10 years
Property improvements
PROPERTY AND EQUIPMENT
Estimated useful lives	15 years
Buildings
PROPERTY AND EQUIPMENT
Estimated useful lives	40 years